COLONIAL NEWPORT TIGER FUND
                                 CLASS Z SHARES

                  Supplement to Prospectus dated April 30, 1997

The Fund's Prospectus is amended as follows:

(A) Effective April 30, 1998, the Fund's name is changed to "Newport Tiger Fund". The Fund's address and telephone number remain unchanged.

(B)  The  Fund's   Distributor  has  changed  its  name  to  "Liberty  Financial
Investments, Inc." The Distributor's address and telephone number remain unchanged.


NT-36/938E-0398                     March 10, 1998